Commitments and contingencies: (Table)	12 Months Ended
Dec. 31, 2021
Commitments and contingencies:
Schedule of future payments

Up to one year	Ps.	6,884
Between one and three years		16,063
Total	Ps.	22,947

Schedule or investment commitments

At December 31, 2021, investment commitments for that MDP are as follows:

Period	Amount

2022	Ps.	2,068,567
2023		527,540
	Ps.	2,596,107	(1)
(1)	Figures in thousand pesos adjusted at December 31, 2021 based on the Construction Price Index (IPCO) in the terms of the MDP.